UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850
Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments.

Schedules of investments
Delaware Tax-Free USA Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.50%
Corporate Revenue Bonds – 8.83%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	4,145,000	$3,524,908
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	8,025,000	7,343,196
(Capital Appreciation-Asset-Backed) Series B
1.548% 6/1/47 ^	27,035,000	2,084,669
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,195,271
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,831,720
6.25% 6/1/24	6,810,000	6,866,523
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#‡	1,500,000	805,290
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,288,080
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,507,056
New York Counties, New York Tobacco Trust VI
(Tobacco Settlement Pass Through) Series A-2B
5.00% 6/1/51	2,000,000	2,101,100
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,095,220
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,219,399
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 5.00% 6/1/41	3,920,000	3,347,876
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,129,645
		45,339,953
Education Revenue Bonds – 9.63%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,597,609
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,172,950

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Schedules of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,400,000	$2,221,680
Louisiana Public Facilities Authority
(Provident Group-Flagship Properties - Louisiana State
University Nicholson Gateway Project) Series A
5.00% 7/1/56	2,500,000	2,623,925
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	3,300,000	3,402,102
Massachusetts Development Finance Agency
(Berklee College of Music) 5.00% 10/1/46	3,350,000	3,659,942
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,672,850
(Umass Boston Student Housing Project)
5.00% 10/1/48	1,610,000	1,634,971
(Unrefunded - Harvard University) Series A
5.50% 11/15/36	3,355,000	3,633,566
Massachusetts State Health & Educational Facilities
Authority Revenue
(Harvard University) Series A 5.00% 12/15/29	5,000,000	5,526,800
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,553,832
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	6,000,000	6,172,680
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,560,000	1,561,607
		49,434,514
Electric Revenue Bonds – 2.79%
City Public Service Board of San Antonio, Texas
5.25% 2/1/24	7,000,000	8,326,360
Long Island, New York Power Authority Electric System
Revenue
Series B 5.00% 9/1/46	730,000	795,203
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,176,016
		14,297,579
Healthcare Revenue Bonds – 14.54%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,194,940
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health) Series A 4.00% 10/1/47	2,035,000	1,947,923

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Sutter Health) Series B 5.00% 11/15/46	5,000,000	$5,424,400
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A
5.25% 12/1/56 #	2,180,000	2,209,299
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,314,788
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,042,287
Fairfax County, Virginia Industrial Development Authority
(Inova Health) 5.50% 5/15/35	1,635,000	1,771,997
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,001,731
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A
6.00% 1/1/48 #	1,195,000	1,098,074
Massachusetts Development Finance Agency
(Dana-Farber Cancer Institute) Series N 5.00% 12/1/46	1,000,000	1,081,770
Metropolitan Government Nashville & Davidson County,
Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center) 5.00% 7/1/46	5,000,000	5,333,150
Michigan Finance Authority
(Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,085,401
Henry Ford Health System 5.00% 11/15/41	3,905,000	4,150,507
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,422,395
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	293,824
Series A1 5.00% 7/1/46	770,000	806,398
Series A1 5.00% 7/1/51	770,000	801,963
Series B 4.25% 7/1/36	465,000	440,667
Series B 4.75% 7/1/51	925,000	903,087
Series B 5.00% 7/1/46	770,000	800,292
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,367,473
6.50% 12/1/21	2,745,000	2,924,825

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Schedules of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	$1,621,927
Ohio State Higher Educational Facility Community
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,073,860
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	2,882,670
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL-RE)^	2,000,000	1,709,220
Oregon State Facilities Authority
(Samaritan Health Services Project) Series A
5.00% 10/1/46	1,700,000	1,788,961
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	140,216
Series A 7.50% 6/1/49	610,000	720,239
Palomar, California Health
5.00% 11/1/39	750,000	793,620
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch) Series A 6.875% 11/1/46	1,500,000	1,477,620
Public Finance Authority, Wisconsin
(Bancroft NeuroHealth Project)
Series A 144A 5.00% 6/1/36 #	540,000	504,884
Series A 144A 5.125% 6/1/48 #	625,000	576,987
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,609,275
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,533,440
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	1,880,000	2,060,950
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,061,530
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 ‡	2,900,000	2,681,920
		74,654,510

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds – 0.98%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45	4,555,000	$5,012,869
		5,012,869
Lease Revenue Bonds – 4.74%
MTA Hudson Rail Yards Trust Obligations, New York
Series A 5.00% 11/15/56	4,185,000	4,529,342
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	770,000	806,421
Series GG 5.75% 9/1/23	100,000	108,033
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,447,863
Series B 5.50% 6/15/31	5,000,000	5,230,350
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,251,050
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,211,796
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,725,430
		24,310,285
Local General Obligation Bonds – 6.10%
County of Mecklenburg, North Carolina
Series A 5.00% 9/1/25	5,000,000	6,014,750
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,582,023
5.00% 8/15/26 (PSF)	1,000,000	1,104,430
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	2,969,375
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	6,770,643
New York City, New York
Series I-1 5.375% 4/1/36	1,835,000	1,979,341
Subseries D-1 5.00% 10/1/36	6,500,000	7,235,670
Raleigh, North Carolina
Series A 5.00% 9/1/26	3,000,000	3,641,550
		31,297,782
Pre-Refunded/Escrowed to Maturity Bonds – 15.57%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	6,249,045

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Schedules of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	8,230,000	$9,450,673
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,858,100
California Statewide Communities Development Authority
School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46-19§	5,145,000	5,618,494
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	5,994,475
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,442,290
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	3,000,000	3,504,000
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,628,307
Massachusetts Development Finance Agency
(Harvard University) Series A 5.50% 11/15/36-18§	1,160,000	1,256,315
Missouri State Health & Educational Facilities Authority
Revenue
(Washington University) Series A 5.375% 3/15/39-18§	5,000,000	5,275,300
New Jersey Economic Development Authority
(School Facilities Construction)
5.00% 9/1/18	2,120,000	2,260,153
Series G 5.75% 9/1/23-21§	900,000	1,042,236
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	1,646,160
New York City, New York Water & Sewer System
(Fiscal 2009) Series A 5.75% 6/15/40-18§	910,000	974,346
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/24-18§	2,930,000	3,082,243
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	16,220,209
San Francisco, California City & County Public Utilities
Commission Water Revenue
Series F 5.00% 11/1/27-20§	5,000,000	5,637,150
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,759,080
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	635,000	682,936

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Wisconsin Housing & Economic Developing Authority
Revenue
6.10% 6/1/21-17 (FHA)§	340,000	$357,632
		79,939,144
Special Tax Revenue Bonds – 9.78%
Kansas State Department of Transportation
5.00% 9/1/27	5,300,000	6,292,849
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,864,075
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,408,925
New Jersey Economic Development Authority Revenue
5.00% 6/15/28	2,695,000	2,822,123
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,110,350
New York City, New York Transitional Finance Authority
Future Tax Secured Fiscal 2011
5.00% 5/1/40	2,500,000	2,781,650
Series A-1 5.00% 11/1/42	10,000,000	11,148,500
Series C 5.25% 11/1/25	6,000,000	6,792,840
Series D 5.00% 2/1/26	3,000,000	3,341,760
New York State Dormitory Authority
(Education) Series B 5.25% 3/15/38	6,000,000	6,441,480
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	825,000	883,534
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series A
5.75% 9/1/32	1,365,000	1,334,465
		50,222,551
State General Obligation Bonds – 5.01%
California State
5.25% 11/1/40	3,795,000	4,225,505
Various Purposes
5.00% 11/1/43	3,000,000	3,318,990
6.00% 4/1/38	4,060,000	4,439,975
6.50% 4/1/33	2,570,000	2,847,226
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,716,362
Minnesota State
Various Purpose Series A 5.00% 8/1/23	2,000,000	2,357,000

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Schedules of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Washington State
Series C 5.00% 2/1/28	5,000,000	$5,828,550
		25,733,608
Transportation Revenue Bonds – 15.24%
Alameda Corridor, California Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	2,450,000	2,624,832
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,576,921
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,473,540
Miami-Dade County, Florida Aviation Revenue
Series A 5.00% 10/1/41	2,000,000	2,171,380
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,619,700
New York Transportation Development
(Laguardia Airport Term B) Series A 5.25% 1/1/50 (AMT)	4,000,000	4,123,160
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,516,650
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	432,828
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	1,985,940
Port Authority of New York & New Jersey Special Project
(193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,537,360
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,354,811
6.50% 12/1/28	5,500,000	5,656,640
San Francisco, California City & Country Airport
Commission-San Francisco International Airport
Series B 5.00% 5/1/46 (AMT)	2,500,000	2,674,275
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,604,092
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/40 (AMT)	620,000	658,800
5.00% 12/31/45 (AMT)	620,000	653,046
5.00% 12/31/50 (AMT)	930,000	951,706
5.00% 12/31/55 (AMT)	930,000	948,535
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,534,702

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.50% 6/30/33	1,560,000	$1,826,885
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,935,063
6.875% 12/31/39	5,500,000	6,260,540
7.00% 12/31/38 (AMT)	1,830,000	2,085,029
		78,206,435
Water & Sewer Revenue Bonds – 3.29%
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/28	1,400,000	1,529,430
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/36	2,500,000	2,556,300
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	3,090,000	3,278,428
(Second Generation Fiscal 2013) Series CC
5.00% 6/15/47	1,975,000	2,182,079
San Antonio, Texas Water System Revenue
(Junior Lien) Series A 5.00% 5/15/25	1,000,000	1,177,060
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,272,200
5.00% 8/1/34	2,000,000	2,264,120
Westmoreland County, Pennsylvania Municipal Authority
5.00% 8/15/42 (BAM)	1,500,000	1,620,750
		16,880,367
Total Municipal Bonds (cost $472,191,081)		495,329,597

Short-Term Investments – 2.38%
Variable Rate Demand Notes – 2.38%¤
California Infrastructure & Economic Development Bank
(Los Angeles County Museum of Natural History
Foundation) Series B
0.42% 9/1/37 (LOC - Wells Fargo Bank N.A.)	900,000	900,000
Los Angeles, California Department of Water & Power
Series B-3
0.44% 7/1/34 (SPA - Barclays Bank)	3,300,000	3,300,000

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Schedules of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Virginia College Building Authority (University of Richmond
Project)
0.47% 11/1/36 (SPA - Wells Forgo Bank N.A.)	8,000,000	$8,000,000

Total Short-Term Investments (cost $12,200,000)		12,200,000

Total Value of Securities – 98.88%
(cost $484,391,081)		507,529,597

Receivables and Other Assets Net of Liabilities – 1.12%		5,765,345
Net Assets Applicable to 45,250,068 Shares Outstanding – 100.00%		$513,294,942

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $5,194,534, which represents 1.01% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

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(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Build America Mutual Assurance
FHA – Federal Housing Administration
LOC – Letter of Credit
N.A. – National Association
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement

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Notes
Delaware Tax-Free USA Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$484,391,081
Aggregate unrealized appreciation	$33,318,167
Aggregate unrealized depreciation	(10,179,651)
Net unrealized appreciation	$23,138,516

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

12     NQ- 011 [11/16] 1/17 (18315)

(Unaudited)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 2
Municipal Bonds	$495,329,597
Short-Term Investments	12,200,000
Total Value of Securities	$507,529,597

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ- 011 [11/16] 1/17 (18315)     13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.04%
Corporate Revenue Bonds – 8.68%
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	$1,577,457
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 4.50% 6/1/27	9,200,000	9,036,148
(Capital Appreciation Asset-Backed) Series A
1.548% 6/1/47 ^	22,610,000	1,743,457
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,973,602
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	7,928,841
6.25% 6/1/24	7,500,000	7,562,250
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#‡	1,905,000	1,021,652
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 ●	6,000,000	6,451,320
Maryland Economic Development Corporation Pollution
Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,958,534
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,890,000	2,086,692
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.25% 12/1/24	3,050,000	3,456,138
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	4,000,000	4,648,280
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 4.50% 6/1/23	1,585,000	1,598,568
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,055,574
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(Celanese Project) Series A 5.00% 1/1/24 (AMT)	1,605,000	1,756,464
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,058,587
		57,913,564

NQ- 037 [11/16] 1/17 (18322)     1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds – 6.55%
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School) 5.125% 3/15/36	2,000,000	$2,034,920
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,395,434
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,206,337
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,288,250
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	605,000	624,408
Massachusetts Development Finance Agency Revenue
(Berklee College of Music)
4.00% 10/1/36	1,000,000	1,004,000
5.00% 10/1/35	1,500,000	1,660,785
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,896,936
(Umass Boston Student Housing Project)
5.00% 10/1/25	2,690,000	2,945,765
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	3,377,880
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	578,235
Series A 5.00% 4/1/31	1,090,000	1,207,284
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,385,036
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,147,049
(Touro College & University System) Series A
5.25% 1/1/34	1,335,000	1,409,867
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Drexel University)
5.00% 5/1/34	2,000,000	2,190,140
5.00% 5/1/35	1,000,000	1,095,070
Series A 5.25% 5/1/25	5,290,000	5,928,820

2     NQ- 037 [11/16] 1/17 (18322)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	$4,362,933
		43,739,149
Electric Revenue Bonds – 3.16%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	6,000,000	6,507,060
Series N 5.00% 5/1/21	3,580,000	4,052,094
Long Island, New York Power Authority
Series B 5.00% 9/1/31	3,165,000	3,559,802
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	2,190,000	2,508,448
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,491,120
		21,118,524
Healthcare Revenue Bonds – 9.93%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,800,000	6,531,960
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	4,405,000	4,826,691
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health) Series A 4.00% 10/1/35	1,610,000	1,580,650
(Sutter Health) Series B 4.00% 11/15/41	5,635,000	5,470,176
California Statewide Communities Development Authority
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,762,715
(Loma Linda University Medical Center) Series A 144A
5.00% 12/1/41 #	2,685,000	2,687,014
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,656,488
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,952,482
Health & Educational Facilities Authority of The State of
Missouri
(Saint Luke’s Health System) 4.00% 11/15/33	2,185,000	2,193,522
Illinois Finance Authority Revenue
(Presence Health Network) Series C 5.00% 2/15/36	2,345,000	2,403,273
(Rush University Medical Center)
Series A 5.00% 11/15/32	2,900,000	3,211,576
Series A 5.00% 11/15/33	1,450,000	1,592,434

NQ- 037 [11/16] 1/17 (18322)     3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise, Inc. Project) 144A
5.75% 1/1/36 #	1,500,000	$1,390,065
Michigan Finance Authority
(Henry Ford Health System) 5.00% 11/15/32	1,585,000	1,724,987
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,613,411
New Jersey Health Care Facilities Financing Authority
(St. Joseph’s Healthcare System) 5.00% 7/1/41	1,585,000	1,643,597
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,467,440
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,131,020
Ohio State Higher Educational Facilities Commission
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/18	1,000,000	1,041,760
Palomar, California Health
5.00% 11/1/36	1,055,000	1,123,216
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
4.625% 6/1/36 #	1,460,000	1,295,151
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	2,540,000	2,820,238
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30	2,190,000	2,816,997
St. Cloud, Minnesota
(Centracare Health)
Series A 5.00% 5/1/30	1,285,000	1,457,254
Series A 5.00% 5/1/31	805,000	909,433
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.50% 7/1/30 #	455,000	458,385
Series A 144A 6.75% 7/1/35 #	465,000	471,454
		66,233,389
Lease Revenue Bonds – 5.12%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	590,000	604,821

4     NQ- 037 [11/16] 1/17 (18322)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	$3,273,150
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,178,616
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,751,544
Michigan State Grant Anticipation Refunding Bonds
Series 2016 5.00% 3/15/27	4,020,000	4,679,200
Minnesota State General Fund Revenue
Series A 5.00% 6/1/27	3,265,000	3,701,792
MTA Hudson Rail Yards Trust Obligations, New York
Series A 5.00% 11/15/56	5,275,000	5,709,027
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	665,000	696,454
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,230,350
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	2,000,000	2,053,260
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,350,000	2,308,522
		34,186,736
Local General Obligation Bonds – 9.19%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,683,146
Chicago, Illinois
Series C 5.00% 1/1/26	1,280,000	1,272,563
Columbus, Ohio
Series 1 5.00% 7/1/23	2,535,000	2,984,151
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,223,479
Dallas, Texas Independent School District
(Multi-Modal School Building) Series B6 5.00% 2/15/36
(PSF)●	6,705,000	7,573,700
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,301,540
Montgomery, Maryland
Series A 5.00% 11/1/28	5,000,000	5,882,400
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,590,335

NQ- 037 [11/16] 1/17 (18322)      5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series E 5.00% 8/1/23	3,685,000	$4,274,600
Subseries D-1 5.00% 10/1/30	4,000,000	4,462,400
Raleigh, North Carolina
Series A 5.00% 9/1/24	2,500,000	2,985,150
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	5,975,000	6,935,481
School District of Philadelphia, Pennsylvania
Series F 5.00% 9/1/28	3,215,000	3,483,549
Washington County, Maryland Suburban Sanitary
Commission
(Consolidated Public Improvement) Second Series
5.00% 6/1/22	5,750,000	6,667,470
		61,319,964
Pre-Refunded/Escrowed to Maturity Bonds – 7.45%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,302,530
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	5,500,000	6,315,760
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,572,290
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	17,964
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,740,000	1,910,938
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,098,240
California Statewide Communities Development Authority
Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23-18§	3,150,000	3,373,902
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A
6.00% 6/1/29-19§	1,620,000	1,801,440
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24-19§	1,750,000	1,950,917
Series A 5.625% 12/1/29-19§	1,125,000	1,262,396
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue
Series C-2 6.75% 6/1/26-18 (AGC)§	6,350,000	6,874,129
Metropolitan New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28-18§	2,135,000	2,356,101
Series C 6.50% 11/15/28-18§	180,000	198,641

6     NQ- 037 [11/16] 1/17 (18322)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A
6.375% 11/15/23-18§	3,710,000	$4,079,924
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project) 5.00% 8/1/18	2,500,000	2,657,875
New Jersey Economic Development Authority
(School Facilities Construction) 5.00% 9/1/18	1,820,000	1,940,320
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	625,000	692,206
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25-21§	570,000	648,187
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,529,041
Virginia Commonwealth
Series B 5.00% 6/1/23-18§	2,000,000	2,115,840
		49,698,641
Resource Recovery Revenue Bonds – 0.02%
Jefferson County, New York Industrial Development
Agency Solid Waste Disposal Revenue
(Green Bond) 144A 5.25% 1/1/24 (AMT)#	115,000	108,164
		108,164
Special Tax Revenue Bonds – 12.38%
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	725,000	713,799
5.00% 5/1/34	880,000	855,149
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,635,768
Series A 5.25% 1/1/23	5,375,000	5,748,347
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,606,198
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,007,683
Kansas State Department of Transportation
5.00% 9/1/29	4,000,000	4,695,720
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	5,896,013

NQ- 037 [11/16] 1/17 (18322)     7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	$1,885,600
New Jersey State Economic Development Authority
Revenue
5.00% 6/15/22	1,750,000	1,900,780
5.00% 6/15/23	1,250,000	1,350,888
(School Facilities Construction) Series AA
5.50% 12/15/29	4,580,000	4,781,566
New York City, New York Transitional Finance Authority
Future Tax Secured
5.00% 11/1/23	2,865,000	3,345,145
Subseries A-1 5.00% 11/1/20	2,860,000	3,210,150
Subseries C 5.00% 11/1/27	4,150,000	4,764,200
Subseries E-1 5.00% 2/1/26	4,020,000	4,574,398
New York State Local Government Assistance Corporation
Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,727,315
New York State Urban Development
(Personal Income Tax) Series A 5.00% 3/15/22	6,500,000	7,453,940
Oregon State Lottery
Series C 5.00% 4/1/22	3,750,000	4,317,150
Series C 5.00% 4/1/24	3,550,000	4,192,905
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,001,110
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project) Series B
5.375% 11/1/23	735,000	735,963
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24	6,500,000	7,490,925
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien )
6.07% 6/1/21 ^	30,000	22,922
(Sales Tax - Vacation Village Project A) Series A
5.00% 9/1/27	1,695,000	1,674,067
		82,587,701
State General Obligation Bonds – 12.88%
California State
5.00% 2/1/20	4,250,000	4,683,118
Series C 5.00% 9/1/30	5,985,000	6,840,735

8     NQ- 037 [11/16] 1/17 (18322)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purposes)
5.00% 10/1/24	2,935,000	$3,453,526
5.00% 9/1/26	2,675,000	3,187,503
5.25% 9/1/28	7,750,000	8,859,800
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,134,160
Georgia State
Series A-1 5.00% 2/1/24	5,000,000	5,930,650
Maryland State
Series 2-C 5.00% 8/1/22	5,000,000	5,814,650
Massachusetts Commonwealth
Series A 5.00% 3/1/22	3,875,000	4,432,806
Minnesota State
(Various Purpose) Series F 5.00% 10/1/22	8,000,000	9,315,600
New York State
Series A 5.00% 2/15/28	5,000,000	5,621,000
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,762,240
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	4,300,000	4,920,232
Virginia Commonwealth
Series D 5.00% 6/1/19	5,715,000	6,223,921
Washington State
Series R-2015E 5.00% 7/1/31	3,250,000	3,676,173
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	4,110,667
		85,966,781
Transportation Revenue Bonds – 15.17%
Alameda Corridor, California Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/34	3,280,000	3,591,895
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,193,720
Central Texas Turnpike System
Series C 5.00% 8/15/33	1,750,000	1,914,780
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	1,520,000	1,670,328
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,315,873
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,118,490
5.00% 7/1/26	3,000,000	3,355,470
Los Angeles, California Department of Airports
Series A 4.00% 5/15/34 (AMT)	1,075,000	1,087,664

NQ- 037 [11/16] 1/17 (18322)     9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Los Angeles, California Department of Airports
Series A 4.00% 5/15/36 (AMT)	540,000	$539,266
Series A 5.00% 5/15/35 (AMT)	515,000	564,569
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,741,222
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,556,305
Metropolitan New York Transportation Authority Revenue
Series C 6.50% 11/15/28	545,000	599,674
Metropolitan Washington Airports Authority
Series A 4.00% 10/1/35 (AMT)	3,500,000	3,436,195
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,154,968
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,144,441
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,530,171
(Junior Lien) Series A 4.00% 1/1/37	1,250,000	1,264,225
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/33	1,155,000	1,295,506
Series A 5.00% 1/1/36	805,000	892,970
(First Tier) 6.00% 1/1/20	485,000	507,877
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	3,990,608
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,274,750
Series A 5.00% 7/1/33	3,355,000	3,699,156
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	5,000,000	5,698,700
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,536,384
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,565,975
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,143,038
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series B 5.00% 5/1/41	2,000,000	2,149,120
Series D 5.00% 5/1/25	1,430,000	1,612,754

10     NQ- 037 [11/16] 1/17 (18322)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	$4,175,539
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,245,165
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,272,600
7.50% 12/31/31	3,765,000	4,354,185
		101,193,583
Water & Sewer Revenue Bonds – 6.51%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,330,090
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,138,843
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/27	2,100,000	2,306,871
Columbus, Ohio Sewerage Revenue
(System) 5.00% 6/1/30	2,600,000	3,015,532
Fairfax, Virginia Sewer Revenue
Series A 4.00% 7/15/32	2,750,000	2,893,632
Series A 5.00% 7/15/31	710,000	837,026
Great Lakes, Michigan Water Authority Water Supply
System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,665,000	4,055,836
Illinois Finance Authority Revenue
(Clean Water Initiative Revolving)
5.00% 1/1/31	2,125,000	2,411,896
5.00% 7/1/31	765,000	868,283
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/36	3,730,000	3,814,000
New York State Environmental Facilities Corporation
Revenue
(State Clean Water & Drinking Water Revolving
Foundation) Series A 5.00% 6/15/22	1,405,000	1,485,127
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,626,068
San Antonio, Texas Water System Revenue
(Junior Lien)
Series A 5.00% 5/15/21	1,000,000	1,129,640
Series A 5.00% 5/15/22	1,765,000	2,023,167

NQ- 037 [11/16] 1/17 (18322)     11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Francisco, California City & County Public Utilities
Commission Water Revenue
Sub Series A 5.00% 11/1/27	7,430,000	$8,494,793
		43,430,804
Total Municipal Bonds (cost $635,997,074)		647,497,000

Short-Term Investments – 2.00%
Variable Rate Demand Note – 2.00%¤
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation) Series C-4
0.50% 6/1/37 (LOC - U.S. Bank N.A.)	100,000	100,000
Health & Educational Facilities Authority of The State of
Missouri (Washington University) Series C
0.47% 3/1/40 (SPA - U.S. Bank N.A.)	2,000,000	2,000,000
Industrial Development Authority, Phoenix, Arizona (Mayo
Clinic) Series B
0.48% 11/15/52 (SPA - Wells Fargo Bank N.A.)	5,200,000	5,200,000
Los Angeles, California Department of Water & Power
Series B-3
0.44% 7/1/34 (SPA - Wells Fargo Bank N.A.)	6,000,000	6,000,000

Total Short-Term Investments (cost $13,300,000)		13,300,000

Total Value of Securities – 99.04%
(cost $649,297,074)		660,797,000

Receivables and Other Assets Net of Liabilities – 0.96%		6,437,736
Net Assets Applicable to 56,851,673 Shares Outstanding – 100.00%		$667,234,736

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $9,485,145, which represents 1.42% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.
●	Variable rate security. Each rate shown is as of Nov. 30, 2016. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

12     NQ- 037 [11/16] 1/17 (18322)

(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement

NQ- 037 [11/16] 1/17 (18322)     13

Notes
Delaware Tax-Free USA Intermediate Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$649,297,074
Aggregate unrealized appreciation	$23,655,114
Aggregate unrealized depreciation	(12,155,188)
Net unrealized appreciation	$11,499,926

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

14     NQ- 037 [11/16] 1/17 (18322)

(Unaudited)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 2
Municipal Bonds	$647,497,000
Short-Term Investments	13,300,000
Total Value of Securities	$660,797,000

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ- 037 [11/16] 1/17 (18322)     15

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: